UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-22691

F/m Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Address of principal executive offices) (Zip code)

Jesse D. Hallee

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration
High Yield Credit Fund

ANNUAL REPORT
August 31, 2022

F/m FUNDS
Letter to Shareholders
August 31, 2022 (Unaudited)

“Same As It Ever Was”

Released in 1981, the Talking Heads single “Once in a Lifetime,” a comment on unchecked consumerism and existential crisis, was climbing the charts. As singer David Byrne questions his possessions and life, he asks the question, “How did I get here?” At around the same time that the song could be heard on various radio stations, Federal Reserve (the “Fed”) Chairman Paul Volcker was waging war against rampant inflation, causing financial markets to sag under the pressure of severely tighter monetary policy. Now, four decades later, Fed Chairman Jerome Powell has embarked on a similar journey, attempting to quash inflation that has spread across the U.S. and impacted global financial markets. As we revisit how we got here, we must inquire, like the song posits, if this will be the “same as it ever was.”

The quick review of history will note the excessive monetary and fiscal policy responses to the Covid shutdown. Understanding the need for immediate relief as the soaring ranks of the unemployed and nearly significant (and often absolute) reduction in some business revenues, the massive stimulus was largely applauded. Few were eager to allow the markets and economy to free fall, and even the loudest proponents of free market capitalism refrained from criticism, at least at first. As the government largesse continued, both in frequency and magnitude, there was a growing contingent that began raising concerns. Inflationary pressures resulting from such easy policies was often cited, but most dismissed these fears and enjoyed the impressive rebound in the markets. Central bankers, too, expressed little regard since the Fed had just recently discussed that inflation had remained stubbornly low and below its 2% target.

Therefore, as had been the strategy since the Great Financial Crisis, the Fed and its peer central bankers continued with zero interest rate policies (ZIRP) and sizeable bond purchases (QE). The powerful combination of easy monetary policies created an ideal environment for most risky assets, generating handsome returns. Though fixed income investors decried the paltry yields, many abandoned such conservative pursuits and opted for higher risk alternatives. Even for some that lost their jobs during early Covid, unemployment benefits and fiscal stimulus checks often went into the markets, notably cryptocurrencies and meme stocks. Economists point to the impact of the government programs and the handsome financial gains as a major influence on those that left the workforce more permanently during the Great Resignation. Even as inflation began its upward ascent, the Fed developed its “transitory narrative,” claiming that the increase in prices was due to supply chain disruptions and the reopening efforts would quickly resolve these issues, returning inflation back to its 2% target. Unfortunately, there was ample evidence to contradict this thesis, with wages, housing, commodities, and numerous industries already realizing that inflation was surging and becoming engrained in the economy.

By the time the Fed and other central banks finally realized the severity of the inflationary problem, it was too late. Rather than having the ability to slowly remove accommodation and improve the odds of a soft landing, the Fed was forced to quickly ratchet up short-term rates and attempt to rebuild its inflation-fighting credibility. To date, the 300 basis point increase in the fed funds rate over six months has been difficult to digest for financial markets. Equity indices have fallen into bear market territory and bonds are on pace for their worst year ever. Reducing the Fed’s balance sheet (QT), the other significant tool at the central bank’s disposal, which has only recently begun in earnest, may worsen liquidity and cause further instability.

Earlier in the year, market participants had expected that peak inflation had passed, only to be disappointed by higher prints for CPI and core PCE price indices. After reaching 6.5% in March, core CPI fell to 5.9% in June and July only to surprise markets and move back up to 6.3% in August. This disappointing news sparked stronger Fed rhetoric and increased expectations for the terminal funds rate. Finally, though, numerous signs of weakness in the U.S. and globally indicate that further increases in the year-over-year price levels are unlikely. Companies have announced hiring freezes and layoffs, with more expected to reduce payrolls over the next few months. Though the strength in the employment sector has been mentioned as one of the lone remaining signals that we are not yet in a recession, the lagging nature of this statistic will become more evident shortly. The unemployment rate ticked up to 3.7% in August from 3.5% a month prior, yet companies continue to produce net job gains, though at a slower pace than earlier in the year. The other statistic often used to support employment health has been the JOLTS report on job openings. Having peaked at nearly 12 million, the JOLTS job openings data was drifting lower and then fell by more than 1 million in August to its current 10 million openings. Over the next several months, the unemployment rate is likely to move above 4% as companies pare back on full-time workers. Therefore, as employment wanes and the economy weakens, inflation will come down from its lofty levels, but the lagging nature of some price inputs, such as shelter, and the stickiness of wages, will make it difficult to reach the Fed’s target any time soon.

The adoption of a much more hawkish stance, with many Fed voting members stating that tight policy is necessary until 2% inflation is reached, increases the likelihood of a hard landing. Initially late to the party, the Fed may end up being the guests that won’t leave. Compounding one policy mistake with another may be evidence that this could be the “same as it ever was.” Since monetary policy also works with a lag, the Fed could certainly raise rates well after it is warranted and worsen a recession. Some investors have predicted an early end to the tightening cycle due to weakening economic conditions and financial instability. Many point to the recent intervention by the Bank of England to shore up its sovereign debt market following wrong way bets on rates by UK pension plans. U.S. dollar strength and the negative impact on G-7 nations and emerging market currencies have also been discussed as rationale to slow or pause the Fed’s policies. However, as has been repeatedly made clear by Powell and team, the Fed intends to break the back of inflation and, thus, a pause or pivot is not on the table.

However, despite the apparent Fed resolve, many investors and strategists aren’t buying what the Fed is selling. They strongly believe that the Fed, as it has in the past, will come to the rescue should economic or market conditions warrant. Rather than anticipating tighter conditions for a longer period, they have simply pushed out the expected rate cuts by a few months, with the initial rate reduction predicted to be in late 2023 rather than in the first half. The phenomenon of bad economic news being welcomed by the markets, with the thought that the Fed will be forced to prematurely end rate hikes and balance sheet reduction, has also returned. Careful what you wish for, though, since a deteriorating economy is actually bad for the corporate, household, and government sectors.

The pressure on central banks to curtail tight policy is sure to intensify through winter. The housing sector, recently a driving force for the bullish environment, will become a drag as 7% mortgage rates force shelter prices downward. Dollar strength will crimp corporate earnings and force global central banks to sell U.S. Treasury reserves to defend their currencies. A negative wealth effect should not be overlooked as dwindling retirement savings may force reduced spending and prompt recent retirees to re-enter the workforce. Escalating prices and shortages in both food and energy could cause civil unrest and further buoy populism. As economic challenges worsen, political changes in Sweden and Italy could be harbingers of what to expect in numerous regions.

The potential fallout resulting from the reversal of economic and market fortunes will further test the resolve of central banks. Due to a reduction of political independence for monetary policymakers over the past decade, many are convinced that easy monetary policy, engrained in the DNA of current central bankers, will win out. Gone are the likes of Paul Volcker, who remain undeterred in his fight against inflation, despite numerous protests and calls from Congress to loosen monetary conditions. As today’s talking heads speculate on the future of monetary policy, many feel strongly that central banks will revert to the “same as it ever was” and expect an early end to this tightening cycle.

Barry P. Julien, CFA®

Chief Investment Officer & Portfolio Manager

The Oakhurst Fixed Income Fund (OHFIX)

Attempting to digest 225 basis points of rate hikes over five months, financial markets and the real economy are certainly feeling the strain of tighter monetary policy. The Fed also remains under pressure from both sides, with some advocating that inflation is becoming engrained and more needs to be done, while others are arguing that additional rate hikes and quantitative tightening will deepen the recession. Although unemployment remains low at 3.7%, with job openings falling and layoffs taking hold, the prognosis has weakened. Housing, the other area of prior strength, has witnessed a dramatic slowdown as soaring mortgage rates have reduced buyer demand. The manufacturing and service sectors have slowed, and stubbornly elevated inflation has impacted corporate and household budgets.

The bond market adjusted again to tougher Fed rhetoric as the message of “higher rates for longer” took hold. As such, the two-year US Treasury yield rose to 3.50%, up from a mere 0.21% a year ago, while the ten-year Treasury yield increased, too, but to a lesser degree. Expectations for a soft landing were further damaged by the deeper inversion of the yield curve. The difficult environment proved challenging for most fixed income sectors, though corporate bond spreads only widened modestly following an earlier rally. As rates approach fair value, we have been slowly increasing the allocation to US Treasuries and lengthening maturities. Heightened volatility negatively impacted the rate-sensitive mortgage-backed securities, as the embedded option value detracted from valuations. Fortunately, the shorter duration profile continued to lessen the impact of higher rates, leading to outperformance for the year ended August 31, 2022. For the year, the Fund generated a net return of -10.59%, ahead of the -11.52% loss for the Bloomberg U.S. Aggregate Bond Index. Modest inflows offset some of the negative performance, with the Fund ending at $119.4 million, slightly below the $126.2 million at the beginning of the year.

The Oakhurst Short Duration Bond Fund (OHSDX)

The sizeable and rapid adjustment in short-term rates has greatly altered the risk-reward trade off for short duration strategies. With the expected terminal Fed funds rate approaching 4.0%, the two-year Treasury yield of nearly 3.5% has begun to factor in more future rate hikes. Now, however, even if rates increased by 200 basis points from these levels, short duration investors should still be able to generate positive returns. The improved bond math has sparked interest in short strategies, from safer government securities to higher-yielding corporate bonds. The Fund continued to focus on adding value through higher income, overweighting corporate bonds, mortgage-backed securities, and asset-backed securities. While a risk-off sentiment led to wider spreads, the income advantage helped to offset some of the negative impact from higher rates. However, since the Fund’s duration remained slightly longer than that of the index, the considerable move in rates could not be overcome and the Fund underperformed. During the past twelve months ended August 31, 2022, the Fund had a net loss of - 4.65% versus a decrease of -4.04% for the ICE BofA U.S. Corporate & Government Index. Despite the attractive yield, the Fund has experienced significant outflows over the past twelve months, ending the year at $57.8 million, well below the beginning value of $131.1 million.

The Oakhurst Short Duration High Yield Credit Fund (OHSHX)

Following a difficult first half of 2022, the high yield market began to reverse course in the third quarter. Although investors continued to withdraw money from high yield mutual funds, and the new issue market grinded to a halt, the sector held up quite well. Hopes that the Fed might pivot produced a significant high yield rally in July. However, as the Fed rhetoric intensified, risk-off sentiment returned and investors shed risky assets for safe-haven securities. With the Fed intent upon slowing down economic growth, credit metrics began to deteriorate and high yield issuers struggled. Consumer Cyclicals and Technology sectors detracted from performance, as did the Fund’s overweight in Financials and underweight in the Energy sector. Across credit ratings, despite the higher interest rate sensitivity of BB-rated issues, the Fund’s overweight to single B- rated bonds negatively impacted performance as higher-quality names held up best. Partially due to its yield advantage and lower duration, shorter duration high yield outperformed the broader market over the past year. For the year period ended August 31, 2022, the Fund generated a net return of -8.11%, trailing the decrease of -5.55% for the ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index. During the year, the Fund’s assets shrank from $101.4 million to $66.5 million.

OAKHURST FIXED INCOME FUND
Performance Information
August 31, 2022 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment
in Oakhurst Fixed Income Fund - Institutional Shares versus the
Bloomberg U.S. Aggregate Bond Index

Average Annual Total Returns (for periods ended August 31, 2022)
			Since
	1 Year	5 Years	Inception (b)

Oakhurst Fixed Income Fund - Institutional Shares (a)	-10.59%	0.73%	1.87%
Bloomberg U.S. Aggregate Bond Index (c)	-11.52%	0.52%	1.34%

(a)	The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Represents the period from the commencement of operations (November 1, 2012) through August 31, 2022.

(c)	The Bloomberg U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for U.S. government, agency and corporate securities. The Fund does not invest solely in securities included in the Bloomberg U.S. Aggregate Bond Index and may invest in other types of securities.

OAKHURST SHORT DURATION BOND FUND
Performance Information
August 31, 2022 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment
in Oakhurst Short Duration Bond Fund - Institutional Shares
versus the ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index

Average Annual Total Returns (for periods ended August 31, 2022)
			Since
	1 Year	5 Years	Inception (b)
Oakhurst Short Duration Bond Fund - Institutional Shares (a)	-4.65%	1.07%	1.54%
ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index (c)	-4.03%	0.94%	0.96%

(a)	The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Represents the period from the commencement of operations (April 26, 2013) through August 31, 2022.

(c)	The ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index covers the U.S. investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 3 years. The Fund does not invest solely in securities included in the ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index and may invest in other types of securities.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Performance Information
August 31, 2022 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment
in Oakhurst Short Duration High Yield Credit Fund - Institutional Shares
versus the ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index

Average Annual Total Returns (for periods ended August 31, 2022)
			Since
	1 Year	5 Years	Inception (b)
Oakhurst Short Duration High Yield Credit Fund - Institutional Shares (a)	-8.11%	2.14%	3.55%
ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index (c)	-5.55%	2.74%	4.72%

(a)	The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Represents the period of the commencement of operations (October 1, 2015) through August 31, 2022.

(c)	The ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index covers the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Fund does not invest solely in securities included in the ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index and may invest in other types of securities.

OAKHURST FIXED INCOME FUND
Portfolio Information
August 31, 2022 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

% of
Security Description	Net Assets
U.S. Treasury Bonds, 3.000%, due 05/15/42	3.4%
U.S. Treasury Notes, 2.750%, due 05/31/29	3.2%
U.S. Treasury Notes, 2.375%, due 05/15/29	3.2%
U.S. Treasury Bonds, 2.500%, due 02/15/45	2.5%
U.S. Treasury Bonds, 5.250%, due 02/15/29	2.1%
U.S. Treasury Notes, 2.875%, due 05/15/32	1.6%
Federal Farm Credit Bank, 1.150%, due 08/12/30	1.4%
U.S. Treasury Notes, 1.875%, due 02/15/32	1.2%
FNMA, Series 2017-105-N, 3.000%, due 01/25/48	1.2%
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5, 2.500%, due 01/25/52	1.2%

OAKHURST SHORT DURATION BOND FUND
Portfolio Information
August 31, 2022 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings
% of
Security Description	Net Assets
U.S. Treasury Notes, 2.500%, due 05/31/24	1.7%
U.S. Treasury Notes, 2.250%, due 04/30/24	1.7%
U.S. Treasury Notes, 2.500%, due 01/31/25	1.7%
Sequoia Mortgage Trust, Series 2003-5-A-1, 2.678%(a), due 09/20/33	1.6%
Sequoia Mortgage Trust, 144A, Series 2009-2-A1, 4.000%, due 06/25/49	1.6%
FNMA, Pool #MA1237, 3.000%, due 11/01/32	1.6%
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5, 2.500%, due 01/25/52	1.5%
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1, 2.720%(a), due 07/19/34	1.4%
FHLMC, Series 4710-PA, 3.000%, due 04/15/45	1.4%
FNMA, Series 2010-109-NB, 3.000%, due 10/25/40	1.3%

(a)	Variable rate security.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Portfolio Information
August 31, 2022 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings
% of
Security Description	Net Assets
American Airlines Group Pass-Through Certificates, Series 2014-1-B, 4.375%, due 04/01/24	1.8%
New Fortress Energy, Inc., 144A, 6.500%, due 09/30/26	1.7%
U.S. Acute Care Solutions, LLC, 144A, 6.375%, due 03/01/26	1.6%
NCL Corporation Ltd., 144A, 3.625%, due 12/15/24	1.6%
HOA Funding, LLC, 144A, Series 2021-1-B, 7.432%, due 08/20/51	1.6%
Tilray, Inc., 5.000%, due 10/01/23	1.5%
Washington Multifamily Acquisition I, 144A, 5.750%, due 04/15/26	1.5%
PennyMac Mortgage Investment Trust, 5.500%, due 11/01/24	1.5%
Prime Security Services Borrower, LLC, 144A, 5.750%, due 04/15/26	1.5%
Hughes Satellite Systems Corporation, 6.625%, due 08/01/26	1.5%

OAKHURST FIXED INCOME FUND
Schedule of Investments
August 31, 2022
U.S. GOVERNMENT & AGENCIES — 22.6%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 1.4%
Federal Farm Credit Bank	1.150%	08/12/30	$2,000,000	$1,653,256

Federal Home Loan Bank — 1.0%
Federal Home Loan Bank	3.250%	05/20/27	1,250,000	1,211,633

Small Business Administration — 0.0% (a)
SBA	5.720%	01/01/29	30,104	30,285

Tennessee Valley Authority — 1.0%
Tennessee Valley Authority	4.650%	06/15/35	1,100,000	1,175,926

U.S. Treasury Bonds — 8.0%
U.S. Treasury Bonds	5.250%	02/15/29	2,272,000	2,528,310
U.S. Treasury Bonds	3.000%	05/15/42	4,370,000	4,031,667
U.S. Treasury Bonds	2.500%	02/15/45	3,608,000	2,996,049
				9,556,026
U.S. Treasury Notes — 11.2%
U.S. Treasury Notes	3.250%	06/30/27	1,170,000	1,166,344
U.S. Treasury Notes	2.375%	05/15/29	3,987,000	3,768,805
U.S. Treasury Notes	2.750%	05/31/29	4,000,000	3,868,906
U.S. Treasury Notes	1.625%	05/15/31	1,340,000	1,187,052
U.S. Treasury Notes	1.875%	02/15/32	1,585,000	1,421,052
U.S. Treasury Notes	2.875%	05/15/32	2,000,000	1,954,687
				13,366,846

Total U.S. Government & Agencies (Cost $29,439,853)				$26,993,972

MUNICIPAL BONDS — 0.2%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond,Series 2019, (Cost $260,000)	2.704%	06/01/30	$260,000	$232,878

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
ASSET-BACKED SECURITIES — 9.5%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$1,402,300	$1,355,886
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (b)	3.644%	11/25/34	148,892	143,143
DB Master Finance, LLC, 144A, Series 2021-1-A-2-II	2.493%	11/20/51	1,466,915	1,256,747
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	1,234,675	1,198,734
Exeter Automobile Receivables Trust, Series 2021-2A-C	0.980%	06/15/26	1,000,000	962,695
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	950,683
Flagship Credit Auto Trust, 144A, Series 2020-4-D	2.180%	02/16/27	735,000	702,920
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	741,125	700,297
GLS Auto Receivables Issuer Trust, 144A, Series 2020-1-C	2.720%	11/17/25	1,250,000	1,229,275
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	700,000	576,188
Jack in the Box Funding, LLC, 144A, Series 2022-1-A-2-I	3.445%	02/26/52	881,100	799,284
Long Beach Mortgage Loan Trust, Series 2004-4-I-A1 (1*1MO LIBOR + 56) (b)	3.004%	10/25/34	726,683	689,771
Santander Drive Auto Receivables Trust, Series 2021-4-B	0.880%	06/15/26	796,000	773,913

Total Asset-Backed Securities (Cost $11,869,652)				$11,339,536

COLLATERALIZED MORTGAGE OBLIGATIONS — 33.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 6.6%
FHLMC, Series 2515-UP	5.500%	10/15/22	$467	$467
FHLMC, Series 3827-HA	3.500%	11/15/25	89,369	89,012
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	482,369
FHLMC, Series 2569-LD	5.500%	02/15/33	34,747	36,022
FHLMC, Series 3793-UA	4.000%	06/15/33	38,005	37,935

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 33.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 6.6% (Continued)
FHLMC, Series 5206-DV	3.500%	06/25/33	$1,163,254	$1,149,071
FHLMC, Pool #C9-1859	3.500%	12/01/35	255,401	253,096
FHLMC, Series 3622-WA	5.500%	09/15/39	174,856	179,601
FHLMC, Series 3843-JA	4.000%	04/15/40	13,681	13,711
FHLMC, Series 3940-PD	2.500%	02/15/41	146,258	142,314
FHLMC, Series 4226-AN	4.000%	04/15/41	25,209	25,224
FHLMC, Series 4077-AP	4.000%	01/15/42	47,078	46,536
FHLMC, Series 4183-PA	3.500%	01/15/43	54,342	54,094
FHLMC, Series 4566-CA	3.000%	01/15/43	148,241	146,933
FHLMC, Series 5245-CB	4.000%	12/25/46	1,167,225	1,161,272
FHLMC, Series 5227-JQ	4.000%	04/25/47	1,216,509	1,207,926
FHLMC, Series 4753-JA	3.000%	12/15/47	114,799	108,197
FHLMC, Series 4760-A	3.000%	02/15/48	806,531	774,084
FHLMC, Series 4960-PD	2.000%	10/25/49	874,314	779,865
FHLMC, Series 5252-BA	4.000%	02/25/50	1,250,000	1,236,523
				7,924,252
Federal National Mortgage Association — 5.7%
FNMA, Series 2005-80-BA	5.000%	04/25/29	24,818	25,311
FNMA, Series 2009-96-DB	4.000%	11/25/29	96,150	95,972
FNMA, Pool #FM5329	2.000%	01/01/31	645,211	609,021
FNMA, Pool #MA1201	3.500%	10/01/32	109,224	108,409
FNMA, Series 2022-22-EV	4.000%	07/25/33	1,192,820	1,193,856
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	601,170	618,148
FNMA, Pool #FS0862	2.500%	12/01/36	1,117,490	1,065,399
FNMA, Pool #MA0584	4.500%	10/01/40	9,961	9,793
FNMA, Series 2013-13-MA	4.000%	01/25/43	257,797	259,336
FNMA, Series 2016-49-LA	3.500%	01/25/43	174,346	172,242
FNMA, Series 2014-80-KA	2.000%	03/25/44	289,870	239,598
FNMA, Series 2016-24-HA	3.000%	04/25/44	82,719	81,398
FNMA, Series 2017-22-EC	3.000%	06/25/44	186,345	183,062
FNMA, Series 2016-89-CG	3.000%	04/25/46	145,801	140,310
FNMA, Series 2017-105-N	3.000%	01/25/48	1,483,207	1,411,886
FNMA, Series 2019-33-N	3.000%	03/25/48	340,740	331,477
FNMA, Series 2018-45-AB	3.000%	06/25/48	244,560	232,804
				6,778,022
Government National Mortgage Association — 9.2%
GNMA, Series 2020-078-CB	5.000%	09/20/34	276,140	280,969

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 33.3% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 9.2% (Continued)
GNMA, Series 2009-104-KA	4.500%	08/16/39	$24,050	$24,065
GNMA, Series 2017-084-JD	3.000%	05/20/47	42,555	41,035
GNMA, Series 2018-006-JA	2.750%	01/20/48	236,960	223,701
GNMA, Series 2019-061-KU	3.500%	05/20/49	902,782	862,454
GNMA, Series 2019-099-JC	3.000%	08/20/49	84,240	80,378
GNMA, Series 2019-152-HA	3.500%	08/20/49	195,415	189,822
GNMA, Series 2020-05-NA	3.500%	12/20/49	269,061	257,507
GNMA, Series 2020-133-A (b)	5.935%	05/01/50	282,572	300,721
GNMA, Series 2020-084-WA	3.500%	06/20/50	199,548	189,806
GNMA, Series 2020-095-NB	4.500%	07/20/50	28,588	27,247
GNMA, Series 2020-122-DP	2.500%	07/20/50	1,343,006	1,253,366
GNMA, Series 2022-078-LA	4.500%	07/20/50	1,185,299	1,199,166
GNMA, Series 2020-123-PB	2.250%	08/20/50	647,776	592,658
GNMA, Series 2020-133-HA	3.500%	09/20/50	337,968	319,217
GNMA, Series 2020-134-NP	2.500%	09/20/50	1,031,756	961,830
GNMA, Series 2020-183-AY	2.000%	11/20/50	999,295	894,508
GNMA, Series 2022-075-PA	4.000%	04/20/51	1,234,427	1,229,559
GNMA, Series 2022-20-KA	2.500%	01/20/52	1,199,033	1,121,623
GNMA, Series 2022-024-BC	4.000%	02/20/52	892,646	879,503
				10,929,135
Non-Agency — 11.8%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	100,532	95,719
Bank of America Funding Corporation, Series 2003-J-2-A-1 (b)	2.564%	11/25/33	273,905	251,827
Bank of America Funding Corporation, Series 2004-A-3-A-1 (b)	2.361%	02/25/34	65,315	64,816
Bear Stearns ALT-A Trust, Series 2003-6-II-A-1 (b)	3.254%	01/25/34	189,468	185,751
Countrywide Home Loans, Inc., Series 2003-49-A-9 (b)	2.579%	12/19/33	40,381	37,761
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-IV-A-2 (b)	2.245%	11/25/32	41,210	41,011
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-I-A-31	5.500%	06/25/33	24,307	23,411
CSMC Mortgage Trust, 144A, Series 2013-IVR1-A-2	3.000%	03/25/43	390,398	358,262
GS Mortgage-Backed Securities, 144A, Series 2021-PJ1-A-4 (b)	2.500%	06/25/51	668,363	555,944

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 33.3% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 11.8% (Continued)
HarborView Mortgage Loan Trust, Series 2003-1-A (b)	2.260%	05/19/33	$45,951	$41,211
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (b)	2.646%	06/19/34	56,215	51,516
Impac CMB Trust, Series 2004-10-4-A-2 (1*1MO LIBOR + 94) (b)	3.384%	03/25/35	50,281	47,375
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (b)	2.744%	05/25/35	331,772	298,497
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (b)	2.944%	05/25/37	306,344	293,153
Impac CMB Trust, 144A, Series 2007-A-M-1 (1*1MO LIBOR + 80) (b)	3.244%	05/25/37	304,705	290,153
Impac Secured Assets Corporation, Series 2003-3-A-1 (b)	5.200%	08/25/33	28,209	26,900
Impac Secured Assets Corporation, Series 2006-1-2-A-1 (1*1MO LIBOR + 70) (b)	3.144%	05/25/36	94,310	86,800
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (b)	2.704%	01/25/36	16,468	16,435
JPMorgan Mortgage Trust, Series 2003-A1-1-A-1 (b)	2.032%	10/25/33	111,731	104,223
JPMorgan Mortgage Trust, Series 2004-A1-4-A-1 (b)	2.027%	02/25/34	80,905	75,487
JPMorgan Mortgage Trust, Series 2004-A3-S-F-3 (b)	2.274%	06/25/34	94,474	89,896
JPMorgan Mortgage Trust, Series 2004-A4-2-A-2 (b)	2.768%	09/25/34	626,549	594,753
JPMorgan Mortgage Trust, Series 2004-A5-2-A-1 (b)	2.259%	12/25/34	28,957	29,482
JPMorgan Mortgage Trust, 144A, Series 2013-3-A-3 (b)	3.355%	07/25/43	58,232	55,191
JPMorgan Mortgage Trust, 144A, Series 2017-A-A-3 (b)	3.500%	05/25/47	123,217	112,953
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (b)	3.500%	06/25/48	475,196	446,526
Master Adjustable Rate Mortgage Trust, Series 2003-3-2-A-1 (b)	1.823%	09/25/33	52,470	47,013

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 33.3% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 11.8% (Continued)
Master Asset Securitization Trust, Series 2004-1-3-A-7	5.250%	01/25/34	$43,351	$40,721
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-I-A (b)	2.855%	05/25/34	120,591	112,109
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A-2 (1*1MO LIBOR + 90) (b)	3.344%	11/25/34	865,439	829,956
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-I-A (b)	2.866%	12/25/34	242,867	244,133
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	43,478	40,817
New Residential Mortgage Loan Trust, 144A, Series 2015-2-A-2 (b)	3.750%	08/25/55	220,633	209,325
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1 (b)	4.000%	04/25/57	245,561	236,728
Opteum Mortgage Acceptance Corporation, Series 2005-5-IIA1D2 (b)	5.850%	12/25/35	27,804	27,544
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	1,529,810	1,374,857
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	300,000	270,337
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	8,722
Sequoia Mortgage Trust, Series 2003-8-A-1 (1*1MO LIBOR + 64) (b)	2.766%	01/20/34	296,742	285,524
Sequoia Mortgage Trust, Series 2004-6-A-2 (1*1MO LIBOR + 56) (b)	2.686%	07/20/34	114,122	102,509
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1 (b)	2.500%	05/25/43	184,621	164,086
Sequoia Mortgage Trust, Series 2013-6-A-2 (b)	3.000%	05/25/43	231,501	213,094
Sequoia Mortgage Trust, 144A, Series 2019-4-A-1	3.500%	11/25/49	598,130	550,670
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4-A4 (b)	2.543%	02/25/34	91,095	87,819
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (b)	2.716%	02/19/35	1,078,482	1,036,557

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 33.3% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 11.8% (Continued)
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A-1 (1*1MO LIBOR + 70) (b)	2.820%	01/19/34	$32,060	$30,862
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-IA1 (1*1MO LIBOR + 70) (b)	2.820%	12/19/34	72,265	67,629
Structured Asset Securities Corporation, Series 2003-9A-2-A1 (b)	2.340%	03/25/33	109,336	108,196
Structured Asset Securities Corporation, Series 2003-34A-5-A4 (b)	2.683%	11/25/33	136,370	129,074
Terwin Mortgage Trust, 144A, Series 2004-1HE-M-1	3.194%	02/25/34	303,840	291,549
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-III-A1	5.500%	05/25/33	26,513	25,712
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (b)	2.467%	08/25/33	508,891	479,169
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	2.765%	08/25/33	192,925	189,012
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (b)	1.912%	02/27/34	109,413	103,920
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (1*1MO LIBOR + 66) (b)	3.104%	01/25/45	1,057,968	1,003,540
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1*1MO LIBOR + 156) (b)	4.004%	10/25/45	165,451	160,470
Wells Fargo Alternative Loan Trust, Series 2002-1-I-A-1	6.250%	08/25/32	247,022	236,300
Wells Fargo Mortgage-Backed Securities, 144A, Series 2021-RR1-A-3	2.500%	12/25/50	1,186,285	1,069,993
				14,053,000

Total Collateralized Mortgage Obligations (Cost $41,865,925)				$39,684,409

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 33.8%	Coupon	Maturity	Par Value	Value
Communications — 2.3%
CBS Corporation	7.875%	07/30/30	$765,000	$866,283
Magallanes, Inc., 144A	4.054%	03/15/29	1,010,000	921,888
T-Mobile USA, Inc.	2.050%	02/15/28	1,073,000	932,927
				2,721,098
Consumer Discretionary — 0.7%
Genting NY, LLC, 144A	3.300%	02/15/26	1,025,000	909,613

Consumer Staples — 1.5%
Clorox Company	1.800%	05/15/30	989,000	807,574
Flowers Foods, Inc.	2.400%	03/15/31	1,128,000	941,074
				1,748,648
Energy — 1.9%
Enbridge, Inc.	3.125%	11/15/29	1,059,000	959,126
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	1,013,000	928,893
Phillips 66 Partners, L.P.	3.550%	10/01/26	399,000	368,624
				2,256,643
Financials — 13.1%
AerCap Ireland Capital D.A.C.	1.750%	01/30/26	980,000	864,789
Antares Holdings, L.P.	3.950%	07/15/26	1,070,000	948,478
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	1,102,000	952,192
Bank of America Corporation (1*3MO LIBOR + 104) (b)	3.419%	12/20/28	984,000	913,004
Barings BDC, Inc., 144A	3.300%	11/23/26	1,040,000	901,620
Blackstone Private Credit Fund	3.250%	03/15/27	1,050,000	902,179
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	937,000	859,999
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	938,000	910,560
Fidelity National Financial, Inc.	3.400%	06/15/30	899,000	779,879
First American Financial Corporation	4.000%	05/15/30	1,017,000	912,525
FS KKR Capital Corporation	3.400%	01/15/26	983,000	895,650
Goldman Sachs Group, Inc.	3.800%	03/15/30	987,000	912,105
Icahn Enterprises, L.P.	4.375%	02/01/29	750,000	637,897
Jackson Financial, Inc., 144A	3.125%	11/23/31	1,100,000	883,559
M.D.C. Holdings, Inc.	3.850%	01/15/30	779,000	638,824
Owl Rock Capital Corporation	2.625%	01/15/27	1,072,000	905,482
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	962,500
Prospect Capital Corporation	3.437%	10/15/28	1,131,000	877,624
				15,658,866

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 33.8% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 1.9%
Bristol-Myers Squibb Company	5.875%	11/15/36	$485,000	$522,927
CVS Pass-Through Trust, 144A, Series 2013	4.704%	01/10/36	217,705	208,950
CVS Pass-Through Trust, 144A, Series 2014	4.163%	08/11/36	700,109	643,426
Mylan, Inc.	4.550%	04/15/28	963,000	905,624
				2,280,927
Industrials — 4.6%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	487,570	437,267
Air Canada Pass-Through Certificates, 144A, Series 2015-1-A	3.600%	09/15/28	941,554	868,178
American Airlines Group Pass-Through Certificates, Series 2019-1-AA	3.150%	08/15/33	1,104,740	975,251
MasTec, Inc., 144A	4.500%	08/15/28	975,000	896,451
Roper Technologies, Inc.	2.950%	09/15/29	1,035,000	913,642
U.S. Airways Pass-Through Trust, Series 2011-1-A	7.125%	04/22/25	371,034	370,523
United Airlines Pass-Through Certificates, Series 2020-1-A	5.875%	04/15/29	1,068,289	1,069,579
				5,530,891
Materials — 0.8%
Georgia-Pacific, LLC	7.750%	11/15/29	780,000	934,880

Real Estate — 1.6%
American Homes 4 Rent	2.375%	07/15/31	1,128,000	907,604
Crown Castle International Corporation	4.000%	03/01/27	875,000	850,574
Public Storage	2.250%	11/09/31	130,000	109,238
				1,867,416
Technology — 3.8%
Hewlett Packard Enterprise Company	6.200%	10/15/35	857,000	906,114
Leidos, Inc.	4.375%	05/15/30	1,000,000	925,180
NXP B.V./NXP Funding, LLC	2.500%	05/11/31	1,167,000	939,788
PayPal Holdings, Inc.	2.850%	10/01/29	1,021,000	925,685
TD SYNNEX Corporation	2.375%	08/09/28	1,089,000	916,405
				4,613,172

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 33.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 1.6%
Elwood Energy, LLC	8.159%	07/05/26	$529,615	$529,615
Entergy New Orleans, LLC	4.000%	06/01/26	700,000	681,672
NSG Holdings, LLC, 144A	7.750%	12/15/25	678,945	656,879
				1,868,166

Total Corporate Bonds (Cost $46,008,170)				$40,390,320

MONEY MARKET FUNDS — 0.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.17% (c) (Cost $609,987)	609,987	$609,987

Total Investments at Value — 99.9% (Cost $130,053,587)		$119,251,102

Other Assets in Excess of Liabilities — 0.1%		158,798

Net Assets — 100.0%		$119,409,900

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $25,168,195 as of August 31, 2022, representing 21.1% of net assets.

COF 11 - Cost of funds for the 11th District of San Francisco.

LIBOR - London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	The rate shown is the 7-day effective yield as of August 31, 2022.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments
August 31, 2022
U.S. GOVERNMENT & AGENCIES — 6.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank — 1.2%
Federal Home Loan Banks	3.000%	02/23/24	$700,000	$691,552

Small Business Administration — 0.0% (a)
SBA	5.080%	11/01/22	3,901	3,905
SBA	5.510%	11/01/27	28,078	28,273
				32,178
U.S. Treasury Notes — 5.1%
U.S. Treasury Notes	2.250%	04/30/24	1,000,000	980,820
U.S. Treasury Notes	2.500%	05/31/24	1,000,000	983,867
U.S. Treasury Notes	2.500%	01/31/25	1,000,000	977,774
				2,942,461

Total U.S. Government & Agencies (Cost $3,722,857)				$3,666,191

ASSET-BACKED SECURITIES — 12.6%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1*1MO LIBOR + 120) (b)	3.644%	10/25/34	$82,594	$81,196
ACE Securities Corporation, Series 2003-NC1-A-2A (1*1MO LIBOR + 84) (b)	2.864%	07/25/33	234,621	214,042
Argent Securities, Inc., Series 2004-W10-A-2 (1*1MO LIBOR + 78) (b)	3.224%	10/25/34	295,955	287,906
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	611,138	590,910
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (b)	3.644%	11/25/34	152,019	146,149
Countrywide Home Loans, Inc., Series 2004-6-2-A-5 (1*1MO LIBOR + 78) (b)	3.224%	11/25/34	579,813	545,469
DB Master Finance, LLC, 144A, Series 2021-1-A-2-I	2.045%	11/20/51	679,863	586,590
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	612,625	594,792

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
ASSET-BACKED SECURITIES — 12.6% (Continued)	Coupon	Maturity	Par Value	Value
Drive Auto Receivables Trust, Series 2020-2-D	3.050%	05/15/28	$670,000	$658,462
Drive Auto Receivables Trust, Series 2021-1-C	1.020%	06/15/27	556,000	543,035
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	700,000	665,478
Flagship Credit Auto Trust, 144A, Series 2020-4-C	1.280%	02/16/27	610,000	586,179
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	865,000	712,004
Mortgage IT Trust, Series 2005-5-A-1 (1*1MO LIBOR + 52) (b)	2.704%	12/25/35	413,811	396,823
Soundview Home Equity Loan Trust, Series 2003-2-A-2 (1*1MO LIBOR + 130) (b)	3.744%	11/25/33	245,319	241,757
Thornburg Mortgage Trust, Series 2003-4-A-1 (1*1MO LIBOR + 64) (b)	2.764%	09/25/43	454,970	439,015
Total Asset-Backed Securities (Cost $7,759,491)				$7,289,807

COLLATERALIZED MORTGAGE OBLIGATIONS — 38.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 6.2%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$204,740	$204,602
FHLMC, Series 2580-PY	4.000%	03/15/33	10,518	10,408
FHLMC, Series 3664-DA	4.000%	11/15/37	370,968	372,344
FHLMC, Series 4348-ME	2.500%	06/15/39	8,308	8,295
FHLMC, Series 3597-LH	4.500%	07/15/39	184,374	184,545
FHLMC, Series 4444-CH	3.000%	01/15/41	184,920	184,497
FHLMC, Series 4312-GA	2.500%	12/15/41	68,914	67,051
FHLMC, Series 4768-E	3.500%	09/15/42	467,005	465,069
FHLMC, Series 4319-PM	3.000%	03/15/43	659,176	647,464
FHLMC, Series 4710-PA	3.000%	04/15/45	801,154	777,265
FHLMC, Series 4938-BL	2.250%	07/25/49	459,841	424,747
FHLMC, Series 4960-PD	2.000%	10/25/49	291,438	259,955
				3,606,242

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 38.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 8.9%
FNMA, Series 2003-48-TC	5.000%	06/25/23	$5,805	$5,802
FNMA, Series 2010-112-CY	4.000%	10/25/25	90,815	90,789
FNMA, Pool #AL0300	4.500%	06/01/26	112,820	114,449
FNMA, Series 2012-41-BA	2.500%	04/25/27	342,642	334,005
FNMA, Pool #AL4309	4.000%	10/01/28	209,354	209,749
FNMA, Series 2005-80-BA	5.000%	04/25/29	86,864	88,590
FNMA, Pool #MA1237	3.000%	11/01/32	942,217	908,195
FNMA, Series 2005-109-PC	6.000%	12/25/35	57,873	59,934
FNMA, Series 2008-17-PA	4.500%	10/25/37	132,853	131,963
FNMA, Series 2008-49-PA	5.000%	04/25/38	104,496	105,358
FNMA, Series 2010-152-DA	3.000%	05/25/39	126,922	126,038
FNMA, Series 2009-94-DA	4.500%	10/25/39	234,428	232,095
FNMA, Series 2010-109-NB	3.000%	10/25/40	788,887	758,206
FNMA, Series 2012-102-PA	4.500%	03/25/41	16,577	16,903
FNMA, Series 2012-136-PD	2.500%	11/25/42	286,905	279,410
FNMA, Series 2013-82-BP	2.750%	12/25/42	375,240	362,057
FNMA, Series 2014-80-KA	2.000%	03/25/44	89,882	74,294
FNMA, Series 2016-72-AP	4.000%	07/25/44	108,636	106,177
FNMA, Series 2018-14-PA	3.500%	04/25/47	408,778	400,918
FNMA, Series 2019-25-PA	3.000%	05/25/48	782,520	756,486
				5,161,418
Government National Mortgage Association — 1.6%
GNMA, Pool #615735X	5.000%	07/15/23	9,103	9,416
GNMA, Series 2011-26-PA	4.000%	07/20/40	63,556	63,546
GNMA, Series 2012-10-LD	3.000%	07/20/40	62,920	62,767
GNMA, Series 2018-131-PG	3.000%	09/20/48	102,607	98,814
GNMA, Series 2019-024-PE	3.250%	02/20/49	224,682	216,179
GNMA, Series 2019-065-EB	3.000%	05/20/49	200,169	189,239
GNMA, Series 2019-152-HA	3.500%	08/20/49	193,217	187,686
GNMA, Series 2020-095-NB	4.500%	07/20/50	80,154	76,392
				904,039
Non-Agency — 21.6%
Adjustable Rate Mortgage Trust, Series 2004-5-4-A-1 (b)	2.885%	04/25/35	116,252	116,046
American Credit Acceptance Receivables Trust, 144A, Series 2020-4-D	1.770%	12/14/26	515,000	493,120

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 38.3% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 21.6% (Continued)
American General Mortgage Loan Trust, 144A, Series 2006-1-A-5 (b)	5.750%	12/25/35	$2,065	$2,162
American Home Mortgage Investment Trust, Series 2004-3-IV-A (1*6MO LIBOR + 150) (b)	2.876%	10/25/34	565,167	563,699
American Home Mortgage Investment Trust, Series 2004-3-VI-A1 (c)	4.820%	10/25/34	15,032	14,777
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A-1 (1*H15T1Y + 210) (b)	2.190%	09/25/35	103,792	103,360
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-II-A-1 (d)	0.000%	09/25/22	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-II-A-1 (b)	2.273%	03/25/34	34,396	33,629
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (b)	2.633%	10/25/33	83,579	84,413
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A-1	5.500%	09/25/34	23,374	22,932
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A-2 (1*1MO LIBOR + 50) (b)	2.944%	06/25/35	48,578	46,763
GSR Mortgage Loan Trust, Series 2003-7F-IA-4	5.250%	06/25/33	175,694	173,483
GSR Mortgage Loan Trust, Series 2005-AR6-1A-1 (b)	2.933%	09/25/35	12,743	12,561
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (b)	2.646%	06/19/34	32,123	29,438
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (b)	2.744%	05/25/35	198,666	178,741
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (b)	2.944%	05/25/37	141,394	135,306

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 38.3% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 21.6% (Continued)
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (b)	2.704%	01/25/36	$57,203	$57,087
JPMorgan Mortgage Trust, Series 2003-A1-4-A-5 (b)	1.984%	10/25/33	73,679	71,225
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (b)	3.500%	06/25/48	601,915	565,600
JPMorgan Mortgage Trust, 144A, Series 2018-8-A-3 (b)	4.000%	01/25/49	116,538	112,525
Master Adjustable Rate Mortgages Trust, Series 2004-13-2-A-1 (b)	2.678%	04/21/34	113,431	109,601
Master Adjustable Rate Mortgages Trust, Series 2004-6-4-A-6 (b)	3.244%	07/25/34	238,017	236,621
Master Seasoned Securitization Trust, Series 2005-1-1-A-1 (b)	5.975%	09/25/32	368,602	362,501
MASTR Asset Alternative Loans Trust, Series 2003-1-2-A-1	6.500%	01/25/33	345,261	333,332
MASTR Asset Securitization Trust, Series 2003-12-1-A-1	5.250%	12/25/24	31,789	31,313
MASTR Asset Securitization Trust, Series 2003-11-7-A-5	5.250%	12/25/33	268,766	258,676
Mellon Residential Funding Corporation, Series 2000-TBC2-A-1 (1*1MO LIBOR + 48) (b)	2.871%	06/15/30	666,686	634,912
MLCC Mortgage Investors, Inc., Series MLCC 2003-B-A-1 (1*1MO LIBOR + 68) (b)	2.784%	04/25/28	33,127	31,687
MLCC Mortgage Investors, Inc., Series 2003-E-A-2 (1*6MO LIBOR + 66) (b)	3.896%	10/25/28	455,278	438,949
Mortgage IT Trust, Series 2004-2-M-1 (1*1MO LIBOR + 82.5) (b)	2.994%	12/25/34	536,043	506,301
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b) Provident Funding Mortgage Trust, 144A, Series 2019-2-A-2 (b)	3.000%	12/25/49	677,485	602,350
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	956,131	859,286

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 38.3% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 21.6% (Continued)
Sequoia Mortgage Trust, Series 2003-5-A-1 (1*1MO LIBOR + 62) (b)	2.678%	09/20/33	$955,203	$922,269
Sequoia Mortgage Trust, 144A, Series 2019-2-A1	4.000%	06/25/49	928,612	910,046
Sequoia Mortgage Trust, 144A, Series 2019-5-A	3.500%	12/25/49	756,667	702,209
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3-A3 (b)	2.716%	09/25/34	33,113	32,481
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (b)	2.716%	02/19/35	371,003	356,581
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1 (1*1MO LIBOR + 60) (b)	2.720%	07/19/34	844,297	782,136
Structured Asset Securities Corporation, Series 2003-34A-3-A4 (b)	3.033%	11/25/33	59,778	59,233
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (b)	2.467%	08/25/33	120,015	113,005
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	2.765%	08/25/33	84,829	83,108
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (b)	1.912%	02/27/34	19,893	18,895
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A12 (b)	3.493%	07/25/34	11,284	11,242
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A-6 (b)	3.493%	07/25/34	271,928	270,919
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A-1 (b)	3.000%	12/25/49	820,717	723,787
				12,473,621

Total Collateralized Mortgage Obligations (Cost $23,246,188)				$22,145,320

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 41.4%	Coupon	Maturity	Par Value	Value
Communications — 1.5%
Magallanes, Inc., 144A	3.428%	03/15/24	$420,000	$410,719
TFCF America, Inc.	3.700%	09/15/24	450,000	446,345
				857,064
Consumer Discretionary — 2.3%
AutoNation, Inc.	3.500%	11/15/24	550,000	539,552
AutoNation, Inc.	4.500%	10/01/25	650,000	647,139
Genuine Parts Company	1.750%	02/01/25	174,000	163,644
				1,350,335
Consumer Staples — 1.2%
Whole Foods Markets, Inc.	5.200%	12/03/25	650,000	676,152

Energy — 4.0%
Devon Energy Corporation	5.250%	09/15/24	550,000	558,570
El Paso Natural Gas Company, LLC	7.500%	11/15/26	603,000	663,820
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	550,000	535,988
Phillips 66 Partners LP	3.605%	02/15/25	589,000	558,990
				2,317,368
Financials — 19.1%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	550,000	547,276
Ally Financial, Inc.	3.875%	05/21/24	550,000	545,546
Antares Holdings L.P., 144A	8.500%	05/18/25	525,000	549,143
Ares Capital Corporation	4.250%	03/01/25	550,000	535,475
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	550,000	550,552
Athene Global Funding, 144A	2.750%	06/25/24	550,000	528,106
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	575,000	539,873
Blackstone Private Credit Fund	2.350%	11/22/24	650,000	604,123
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	594,967
Fidelity & Guaranty Life Holdings, Inc., 144A	5.500%	05/01/25	550,000	554,220
First Horizon National Corporation	4.000%	05/26/25	550,000	540,438
FS KKR Capital Corporation	4.625%	07/15/24	575,000	572,155
Goldman Sachs BDC, Inc.	3.750%	02/10/25	550,000	539,746
Goldman Sachs Group, Inc.	3.500%	01/23/25	550,000	539,398
Icahn Enterprises, L.P.	4.750%	09/15/24	400,000	380,512
JP Morgan Chase & Company	3.875%	09/10/24	565,000	562,798
Morgan Stanley	4.000%	07/23/25	550,000	547,066
Owl Rock Capital Corporation	5.250%	04/15/24	550,000	549,658
PennyMac Mortgage Investment Trust	5.500%	11/01/24	650,000	625,625
Wells Fargo & Company	3.908%	04/25/26	650,000	637,236
				11,043,913

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 4.0%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	759,896	681,496
American Airlines Group Pass-Through Certificates, Series 2013-1-A	4.000%	01/15/27	436,485	378,756
Delta Air Lines Pass-Through Certificates, Series 2019-1-A	3.404%	10/25/25	146,000	138,867
Ryder System, Inc., Series MTN	4.625%	06/01/25	550,000	549,556
Southwest Airlines Company	5.250%	05/04/25	550,000	565,096
				2,313,771
Real Estate — 0.9%
American Tower Corporation	4.000%	06/01/25	550,000	540,652
Technology — 5.6%
Dell International, LLC	5.850%	07/15/25	550,000	569,825
KLA Corporation	4.650%	11/01/24	189,000	192,117
Leidos, Inc.	3.625%	05/15/25	610,000	596,324
Microchip Technology, Inc.	4.250%	09/01/25	663,000	656,573
Oracle Corporation	2.950%	05/15/25	600,000	575,454
TD SYNNEX Corporation	1.250%	08/09/24	659,000	612,381
				3,202,674
Utilities — 2.8%
Elwood Energy, LLC	8.159%	07/05/26	481,104	481,104
Entergy New Orleans, LLC	4.000%	06/01/26	625,000	608,635
NSG Holdings, LLC, 144A	7.750%	12/15/25	526,258	509,155
				1,598,894

Total Corporate Bonds (Cost $25,079,021)				$23,900,823

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.17% (e) (Cost $581,708)	581,708	$581,708

Total Investments at Value — 99.6% (Cost $60,389,265)		$57,583,849

Other Assets in Excess of Liabilities — 0.4%		204,378

Net Assets — 100.0%		$57,788,227

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $14,011,323 as of August 31, 2022, representing 24.2% of net assets.

COF 11 - Cost of funds for the 11th District of San Francisco.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LIBOR - London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Step Coupon. Rate shown is the coupon in effect as of August 31, 2022.

(d)	Illiquid security. Total value of illiquid securities held as of August 31, 2022 was $2, representing 0.0% (a) of net assets.

(e)	The rate shown is the 7-day effective yield as of August 31, 2022.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
Schedule of Investments
August 31, 2022
ASSET-BACKED SECURITIES — 7.0%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$544,813	$526,780
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	950,683
Fat Brands Twin Peaks, LLC, 144A, Series 2021-1-B-2	9.000%	07/25/51	1,000,000	955,797
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	481,250	454,738
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	1,250,000	1,028,908
NPR Finance Ltd., 144A, Series 2019-2-C-1	6.441%	11/19/49	774,107	699,798

Total Asset-Backed Securities (Cost $4,960,692)				$4,616,704

CORPORATE BONDS — 87.9%	Coupon	Maturity	Par Value	Value
Communications — 12.4%
Centerfield Media Parent, Inc., 144A	6.625%	08/01/26	$1,000,000	$811,547
Connect Finco SARL/ U.S. Finco, LLC, 144A	6.750%	10/01/26	1,000,000	915,737
GrubHub Holdings, Inc., 144A	5.500%	07/01/27	1,200,000	936,000
Hughes Satellite Systems Corporation	6.625%	08/01/26	1,015,000	960,444
iHeartCommunications, Inc.	8.375%	05/01/27	1,000,000	877,560
Scripps Escrow, Inc., 144A	5.875%	07/15/27	750,000	684,375
Summer (BC) BidCo B, LLC, 144A	5.500%	10/31/26	950,000	825,892
Terrier Media Buyer, Inc, 144A	8.875%	12/15/27	1,000,000	860,035
Uber Technologies, Inc., 144A	6.250%	01/15/28	750,000	716,250
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	750,000	639,375
				8,227,215
Consumer Discretionary — 10.2%
Arrow BidCo, LLC, 144A	9.500%	03/15/24	750,000	748,148
Carnival Corporation 144A	7.625%	03/01/26	500,000	425,000
Carvana Company, 144A	5.625%	10/01/25	1,000,000	749,219
Jaguar Land Rover Automotive plc, 144A	4.500%	10/01/27	250,000	183,623
Lucid Group, Inc.	1.250%	12/15/26	1,430,000	904,501
Merlin Entertainments plc, 144A	5.750%	06/15/26	968,000	917,501

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 87.9% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 10.2% (Continued)
NCL Corporation Ltd., 144A	3.625%	12/15/24	$1,200,000	$1,039,885
Washington Multifamily Acquisition I, 144A	5.750%	04/15/26	1,000,000	963,970
White Cap Parent, LLC, 144A (a)	8.250%	03/15/26	1,000,000	869,904
				6,801,751
Consumer Staples — 6.2%
Beyond Meat, Inc., CV	0.000%	03/15/27	1,535,000	532,645
Chobani, LLC, 144A	7.500%	04/15/25	752,000	714,167
Coty, Inc., 144A	6.500%	04/15/26	1,000,000	953,750
Energizer Holdings, Inc., 144A	6.500%	12/31/27	1,000,000	930,278
Tilray, Inc.	5.000%	10/01/23	1,000,000	971,353
				4,102,193
Energy — 7.6%
Antero Midstream Partners, L.P., 144A	5.750%	03/01/27	500,000	473,750
Ascent Resources Utica Holdings, LLC, 144A	7.000%	11/01/26	950,000	923,875
Crestwood Midstream Partners, L.P., 144A	5.625%	05/01/27	1,000,000	932,500
Howard Midstream Energy Partners, 144A	6.750%	01/15/27	1,000,000	904,764
New Fortress Energy, Inc., 144A	6.500%	09/30/26	1,200,000	1,130,478
Sunnova Energy Corporation, 144A	5.875%	09/01/26	750,000	692,355
				5,057,722
Financials — 13.2%
Acrisure, LLC, 144A	7.000%	11/15/25	944,000	889,541
AG TTMT Escrow Issuer, LLC, 144A	8.625%	09/30/27	750,000	750,300
Castlelake Aviation Finance Company, 144A	5.000%	04/15/27	750,000	646,751
Enova International, Inc., 144A	8.500%	09/15/25	525,000	489,751
Finance of America Funding, LLC, 144A	7.875%	11/15/25	500,000	322,500
Fly Leasing Ltd., 144A	7.000%	10/15/24	1,000,000	550,000
Icahn Enterprises, L.P.	6.250%	05/15/26	800,000	766,908
INTL FCStone, Inc., 144A	8.625%	06/15/25	600,000	610,500
Jefferson Capital Holdings, LLC, 144A	6.000%	08/15/26	750,000	660,000
MBIA, Inc.	7.000%	12/15/25	500,000	493,125
Navient Corporation	6.750%	06/15/26	500,000	474,170

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 87.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 13.2% (Continued)
PennyMac Mortgage Investment Trust	5.500%	11/01/24	$1,000,000	$962,500
United Shore Financial Services, LLC, 144A	5.500%	11/15/25	750,000	654,972
World Acceptance Corporation, 144A	7.000%	11/01/26	750,000	521,491
				8,792,509
Health Care — 9.2%
Akumin, Inc., 144A	7.000%	11/01/25	850,000	720,747
Global Medical Response, Inc., 144A	6.500%	10/01/25	987,000	880,897
Heartland Dental, LLC, 144A	8.500%	05/01/26	1,003,000	955,357
Prime Healthcare Services, Inc., 144A	7.250%	11/01/25	1,000,000	885,000
RP Escrow Issuer, LLC, 144A	5.250%	12/15/25	750,000	669,196
Surgery Center Holdings, Inc., 144A	6.750%	07/01/25	991,000	956,001
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	1,210,000	1,081,032
				6,148,230
Industrials — 16.7%
Air Canada Pass-Through Certificates, 144A, Series 2015-1-B	3.875%	09/15/24	63,606	62,316
Air Canada Pass-Through Certificates, 144A, Series 2017-1-B	3.700%	01/15/26	839,074	751,174
Alta Equipment Group, Inc., 144A	5.625%	04/15/26	1,000,000	867,320
American Airlines Group Pass-Through Certificates, Series 2014-1-B	4.375%	04/01/24	1,216,793	1,215,206
American Airlines Group Pass-Through Certificates, Series 2017-1B-B	4.950%	08/15/26	824,800	760,582
Brundage-Bone Concrete Pumping, 144A	6.000%	02/01/26	750,000	688,751
Doric Nimrod Air Finance Alpha Ltd., 144A, Series 2012-1	5.125%	11/30/24	397,818	390,896
GardaWorld Security Corporation, 144A	4.625%	02/15/27	750,000	659,175

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 87.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 16.7% (Continued)
JPW Industries Holding Corporation, 144A	9.000%	10/01/24	$1,000,000	$895,010
PowerTeam Services, LLC, 144A	9.033%	12/04/25	925,000	758,500
Prime Security Services Borrower, LLC, 144A	5.750%	04/15/26	1,000,000	962,455
Promontoria Holding 264 B.V., 144A	7.875%	03/01/27	1,000,000	857,500
Sotheby’s, 144A	4.875%	12/15/25	6,000	5,805
Tutor Perini Corporation, 144A	6.875%	05/01/25	750,000	613,125
United Airlines, Inc., Series 2016-1B	3.650%	07/07/27	829,687	741,141
Waste Pro USA, Inc., 144A	5.500%	02/15/26	1,000,000	896,250
				11,125,206
Materials — 2.4%
Fortress Transportation & Infrastructure Investors, LLC, 144A	9.750%	08/01/27	750,000	752,664
Neon Holdings, Inc., 144A	10.125%	04/01/26	900,000	837,002
				1,589,666
Real Estate — 4.4%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	1,000,000	932,626
New Residential Investment Corporation, 144A	6.250%	10/15/25	700,000	620,942
Service Properties Trust	5.250%	02/15/26	750,000	645,475
WeWork Companies, Inc., 144A	7.875%	05/01/25	1,000,000	746,050
				2,945,093
Technology — 3.5%
CPI Cg, Inc., 144A	8.625%	03/15/26	934,000	897,682
LogMeIn, Inc., 144A	5.500%	09/01/27	1,000,000	726,615
MicroStrategy, Inc., CV	0.000%	02/15/27	1,500,000	700,143
				2,324,440
Utilities — 2.1%
Elwood Energy, LLC	8.159%	07/05/26	601,380	601,380
NSG Holdings, LLC, 144A	7.750%	12/15/25	794,181	768,370
				1,369,750

Total Corporate Bonds (Cost $66,867,391)				$58,483,775

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)
MONEY MARKET FUNDS — 3.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.17% (b) (Cost $2,427,519)	2,427,519	$2,427,519

Total Investments at Value — 98.5% (Cost $74,255,602)		$65,527,998

Other Assets in Excess of Liabilities — 1.5%		985,910

Net Assets — 100.0%		$66,513,908

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $51,493,346 as of August 31, 2022, representing 77.4% of net assets.

CV - Convertible security.

(a)	Payment-in-kind bond. The rate shown is the coupon rate of 8.25%. The payment-in-kind rate is 0.75%.

(b)	The rate shown is the 7-day effective yield as of August 31, 2022.

See accompanying notes to financial statements.

F/m FUNDS TRUST
Statements of Assets and Liabilities
August 31, 2022
			Oakhurst Short
		Oakhurst Short	Duration High
	Oakhurst Fixed	Duration Bond	Yield Credit
	Income Fund	Fund	Fund
ASSETS
Investments in securities:
At cost	$130,053,587	$60,389,265	$74,255,602
At value (Note 2)	$119,251,102	$57,583,849	$65,527,998
Receivable for capital shares sold	86,473	—	5,920
Dividends and interest receivable	727,053	389,755	1,285,428
Other assets	15,906	15,440	10,075
TOTAL ASSETS	120,080,534	57,989,044	66,829,421

LIABILITIES
Dividends payable	261,707	116,939	244,536
Payable for capital shares redeemed	330,200	51,692	16,445
Payable for investment securities purchased	15,920	—	—
Payable to Adviser (Note 4)	34,142	10,401	35,167
Payable to administrator (Note 4)	12,890	8,010	8,750
Other accrued expenses	15,775	13,775	10,615
TOTAL LIABILITIES	670,634	200,817	315,513

NET ASSETS	$119,409,900	$57,788,227	$66,513,908

Net assets consist of:
Paid-in capital	$131,940,333	$62,967,422	$78,159,216
Accumulated deficit	(12,530,433)	(5,179,195)	(11,645,308)
NET ASSETS	$119,409,900	$57,788,227	$66,513,908

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to
Institutional Shares	$119,409,900	$57,788,227	$66,513,908
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	13,423,461	6,204,867	7,562,738
Net asset value, offering and redemption price per share (Note 2)	$8.90	$9.31	$8.79

See accompanying notes to financial statements.

F/m FUNDS TRUST
Statements of Operations
For the Year Ended August 31, 2022
			Oakhurst Short
		Oakhurst Short	Duration High
	Oakhurst Fixed	Duration Bond	Yield Credit
	Income Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,940,707	$1,822,943	$4,887,723
Dividends	8,530	7,923	13,355
TOTAL INCOME	2,949,237	1,830,866	4,901,078

EXPENSES
Investment advisory fees (Note 4)	573,921	294,537	635,767
Administration fees (Note 4)	88,844	65,902	67,728
Registration and filing fees	45,106	46,752	30,409
Fund accounting fees (Note 4)	41,472	38,389	38,461
Trustees’ fees and expenses (Note 4)	37,103	37,103	37,103
Pricing costs	41,580	37,366	18,783
Insurance expense	29,800	31,851	20,330
Legal fees	21,585	21,585	21,585
Audit and tax services fees	17,808	17,808	17,808
Transfer agent fees (Note 4)	18,000	12,000	12,000
Compliance service fees and expenses (Note 4)	12,626	12,626	12,626
Custodian and bank service fees	13,804	11,745	8,258
Shareholder reporting expenses	8,093	5,898	5,948
Other expenses	11,376	11,108	12,186
TOTAL EXPENSES	961,118	644,670	938,992
Less fee reductions by the Adviser (Note 4)	(272,412)	(139,749)	(133,686)
NET EXPENSES	688,706	504,921	805,306

NET INVESTMENT INCOME	2,260,531	1,325,945	4,095,772

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from investment transactions	(1,225,877)	(643,602)	(888,591)
Net change in unrealized appreciation (depreciation) on investments	(13,290,452)	(4,210,869)	(10,427,059)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(14,516,329)	(4,854,471)	(11,315,650)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(12,255,798)	$(3,528,526)	$(7,219,878)

See accompanying notes to financial statements.

OAKHURST FIXED INCOME FUND
Statements of Changes in Net Assets
	Year Ended	Year Ended
	August 31,	August 31,
	2022	2021
FROM OPERATIONS
Net investment income	$2,260,531	$1,910,644
Net realized gains (losses) from investment transactions	(1,225,877)	1,619,096
Net change in unrealized appreciation (depreciation) on investments	(13,290,452)	(1,963,767)
Net increase (decrease) in net assets from operations	(12,255,798)	1,565,973

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(3,681,583)	(3,462,407)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	64,441,849	78,011,415
Reinvestments of distributions to shareholders	738,322	918,130
Payments for shares redeemed	(56,042,754)	(47,251,409)
Net increase in net assets from capital share transactions	9,137,417	31,678,136

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,799,964)	29,781,702

NET ASSETS
Beginning of year	126,209,864	96,428,162
End of year	$119,409,900	$126,209,864

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	6,881,074	7,521,975
Shares issued in reinvestment of distributions to shareholders	75,845	89,271
Shares redeemed	(5,809,167)	(4,604,183)
Net increase in shares outstanding	1,147,752	3,007,063
Shares outstanding, beginning of year	12,275,709	9,268,646
Shares outstanding, end of year	13,423,461	12,275,709

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
Statements of Changes in Net Assets
	Year Ended	Year Ended
	August 31,	August 31,
	2022	2021
FROM OPERATIONS
Net investment income	$1,325,945	$2,058,628
Net realized gains (losses) from investment transactions	(643,602)	1,486,440
Net change in unrealized appreciation (depreciation) on investments	(4,210,869)	(383,467)
Net increase (decrease) in net assets from operations	(3,528,526)	3,161,601

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,804,631)	(2,894,249)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	35,269,520	88,126,252
Reinvestments of distributions to shareholders	768,186	874,879
Payments for shares redeemed	(104,061,592)	(83,946,474)
Net increase (decrease) in net assets from capital share transactions	(68,023,886)	5,054,657

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,357,043)	5,322,009

NET ASSETS
Beginning of year	131,145,270	125,823,261
End of year	$57,788,227	$131,145,270

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	3,667,532	8,804,787
Shares issued in reinvestment of distributions to shareholders	78,435	87,455
Shares redeemed	(10,663,975)	(8,381,617)
Net increase (decrease) in shares outstanding	(6,918,008)	510,625
Shares outstanding, beginning of year	13,122,875	12,612,250
Shares outstanding, end of year	6,204,867	13,122,875

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Statements of Changes in Net Assets
	Year Ended	Year Ended
	August 31,	August 31,
	2022	2021
FROM OPERATIONS
Net investment income	$4,095,772	$3,000,859
Net realized gains (losses) from investment transactions	(888,591)	972,261
Net change in unrealized appreciation (depreciation) on investments	(10,427,059)	1,047,774
Net increase (decrease) in net assets from operations	(7,219,878)	5,020,894

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(4,142,799)	(3,025,838)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	29,873,353	62,909,027
Reinvestments of distributions to shareholders	779,803	313,077
Payments for shares redeemed	(54,209,366)	(5,677,934)
Net increase (decrease) in net assets from capital share transactions	(23,556,210)	57,544,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,918,887)	59,539,226

NET ASSETS
Beginning of year	101,432,795	41,893,569
End of year	66,513,908	101,432,795

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	3,077,434	6,274,844
Shares issued in reinvestment of distributions to shareholders	83,932	31,499
Shares redeemed	(5,680,701)	(570,682)
Net increase (decrease) in shares outstanding	(2,519,335)	5,735,661
Shares outstanding, beginning of year	10,082,073	4,346,412
Shares outstanding, end of year	7,562,738	10,082,073

See accompanying notes to financial statements.

OAKHURST FIXED INCOME FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each year:

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	Aug. 31,	Aug. 31,		Aug. 31,	Aug. 31,	Aug. 31,
	2022	2021		2020	2019	2018
Net asset value at beginning of year	$10.28	$10.40		$10.10	$9.60	$9.91
Income (loss) from investment operations:
Net investment income	0.19	0.15		0.22	0.28	0.27
Net realized and unrealized gains (losses) on investments	(1.26)	(0.00	) (a)	0.32	0.51	(0.27)
Total from investment operations	(1.07)	0.15		0.54	0.79	(0.00	) (a)
Less distributions from:
Net investment income	(0.22)	(0.21)		(0.24)	(0.29)	(0.29)
Net realized gains on investments	(0.09)	(0.06)		—	—	(0.02)
Total distributions	(0.31)	(0.27)		(0.24)	(0.29)	(0.31)
Net asset value at end of year	$8.90	$10.28		$10.40	$10.10	$9.60
Total return (b)	(10.59%)	1.42%		5.45%	8.42%	0.01%
Net assets at end of year (000’s)	$119,410	$126,210		$96,428	$76,637	$60,020
Ratio of total expenses to average net assets (c)	0.84%	0.80%		0.87%	0.94%	0.95%
Ratio of net expenses to average net assets	0.60%	0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (c)	1.97%	1.45%		2.20%	2.92%	2.77%
Portfolio turnover rate	48%	52%		43%	36%	46%

(a)	Rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(c)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each year:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,
	2022	2021	2020	2019	2018
Net asset value at beginning of year	$9.99	$9.98	$9.94	$9.80	$9.97
Income (loss) from investment operations:
Net investment income	0.14	0.15	0.22	0.24	0.21
Net realized and unrealized gains (losses) on investments	(0.60)	0.07	0.07	0.18	(0.14)
Total from investment operations	(0.46)	0.22	0.29	0.42	0.07
Less distributions from:
Net investment income	(0.22)	(0.21)	(0.25)	(0.28)	(0.24)
Net asset value at end of year	$9.31	$9.99	$9.98	$9.94	$9.80
Total return (a)	(4.65%)	2.26%	2.95%	4.31%	0.73%
Net assets at end of year (000’s)	$57,788	$131,145	$125,823	$112,976	$128,254
Ratio of total expenses to average net assets (b)	0.77%	0.65%	0.68%	0.63%	0.65%
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (b)	1.58%	1.51%	2.13%	2.48%	2.09%
Portfolio turnover rate	70%	102%	70%	47%	51%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(b)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each year:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,
	2022	2021	2020	2019	2018
Net asset value at beginning of year	$10.06	$9.64	$9.95	$10.00	$10.28
Income (loss) from investment operations:
Net investment income	0.47	0.47	0.52	0.52	0.52
Net realized and unrealized gains (losses) on investments	(1.26)	0.42	(0.31)	(0.05)	(0.21)
Total from investment operations	(0.79)	0.89	0.21	0.47	0.31
Less distributions from:
Net investment income	(0.48)	(0.47)	(0.52)	(0.52)	(0.52)
Net realized gains on investments	—	—	—	—	(0.07)
Total distributions	(0.48)	(0.47)	(0.52)	(0.52)	(0.59)
Net asset value at end of year	$8.79	$10.06	$9.64	$9.95	$10.00
Total return (a)	(8.11%)	9.45%	2.27%	4.87%	3.08%
Net assets at end of year (000’s)	$66,514	$101,433	$41,894	$45,830	$41,730
Ratio of total expenses to average net assets (b)	1.11%	1.18%	1.29%	1.25%	1.25%
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (b)	4.84%	4.72%	5.38%	5.29%	5.08%
Portfolio turnover rate	53%	60%	113%	86%	78%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(b)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

See accompanying notes to financial statements.

F/m FUNDS TRUST
Notes to Financial Statements
August 31, 2022

1.	Organization

Oakhurst Fixed Income Fund (formerly First Western Fixed Income Fund), Oakhurst Short Duration Bond Fund (formerly First Western Short Duration Bond Fund) and Oakhurst Short Duration High Yield Credit Fund (formerly First Western Short Duration High Yield Credit Fund) (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of the F/m Funds Trust (formerly First Western Funds Trust) (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of Oakhurst Fixed Income Fund is total return.

The investment objective of Oakhurst Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

The investment objective of Oakhurst Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Accounting Pronouncement – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Funds will consider this optional

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

guidance prospectively, if applicable. Management is currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Securities valuation – Securities are generally valued at fair value using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Oakhurst Capital Management, LLC (the “Adviser”) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board.

Investments in registered investment companies, including money market funds, are reported at their respective net asset values (“NAVs”) as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are typically classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

The following is a summary of each Fund’s investments based on inputs used to value the investments as of August 31, 2022:

Oakhurst Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$26,993,972	$—	$26,993,972
Municipal Bonds	—	232,878	—	232,878
Asset-Backed Securities	—	11,339,536	—	11,339,536
Collateralized Mortgage Obligations	—	39,684,409	—	39,684,409
Corporate Bonds	—	40,390,320	—	40,390,320
Money Market Funds	609,987	—	—	609,987
Total	$609,987	$118,641,115	$—	$119,251,102

Oakhurst Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$3,666,191	$—	$3,666,191
Asset-Backed Securities	—	7,289,807	—	7,289,807
Collateralized Mortgage Obligations	—	22,145,320	—	22,145,320
Corporate Bonds	—	23,900,823	—	23,900,823
Money Market Funds	581,708	—	—	581,708
Total	$581,708	$57,002,141	$—	$57,583,849

Oakhurst Short Duration High Yield Credit Fund

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,616,704	$—	$4,616,704
Corporate Bonds	—	58,483,775	—	58,483,775
Money Market Funds	2,427,519	—	—	2,427,519
Total	$2,427,519	$63,100,479	$—	$65,527,998

The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2022.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Common expenses – Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the years ended August 31, 2022 and 2021 was as follows:

	Ordinary	Long-Term	Total
Year Ended	Income	Capital Gains	Distributions
Oakhurst Fixed Income Fund:
August 31, 2022	$2,572,576	$1,012,132	$3,584,708
August 31, 2021	$2,790,322	$664,970	$3,455,292

Oakhurst Short Duration Bond Fund:
August 31, 2022	$1,784,854	$—	$1,784,854
August 31, 2021	$3,004,318	$—	$3,004,318

Oakhurst Short Duration High Yield Credit Fund:
August 31, 2022	$4,244,150	$—	$4,244,150
August 31, 2021	$2,850,592	$—	$2,850,592

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2022:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

Tax cost of investments	$130,455,623	$60,389,265	$74,255,602
Gross unrealized appreciation	$102,750	$26,151	$175,590
Gross unrealized depreciation	(11,307,271)	(2,831,567)	(8,903,194)
Net unrealized depreciation on investments	(11,204,521)	(2,805,416)	(8,727,604)
Undistributed ordinary income	278,975	126,088	265,506
Accumulated capital and other losses	(1,343,180)	(2,382,928)	(2,938,674)
Distributions payable	(261,707)	(116,939)	(244,536)
Accumulated deficit	$(12,530,433)	$(5,179,195)	$(11,645,308)

The difference between the federal income tax cost of investments and the financial statement cost of investments for Oakhurst Fixed Income Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Post-October losses represent losses incurred after October 31, 2021. These losses are deemed to arise on the first day of a Fund’s next taxable year. For the year ended August 31, 2022, Oakhurst Fixed Income Fund deferred until September 1, 2022 post-October losses of $1,343,180 for federal income tax purposes.

During the year ended August 31, 2022, Oakhurst Short Duration High Yield Credit Fund utilized $94,763 of long-term capital loss carryforwards (“CLCFs”).

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

As of August 31, 2022, the Funds had the following CLCFs for federal income tax purposes:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

Short-term loss carryforwards	$—	$1,388,941	$2,191,580
Long-term loss carryforwards	—	993,987	747,094
Total	$—	$2,382,928	$2,938,674

These CLCFs may be carried forward indefinitely and are available to offset net realized capital gains in future years, thereby reducing future taxable capital gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the year ended August 31, 2022, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

Purchases of investment securities	$38,325,157	$35,963,986	$43,463,402
Proceeds from sales and maturities of investment securities	$36,554,095	$88,072,131	$66,780,125

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

During the year ended August 31, 2022, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

Purchases of U.S. government long-term securities	$25,764,406	$17,940,195	$—
Proceeds from sales and maturities of U.S. government securities	$18,370,192	$25,165,256	$—

4.	Transactions with Related Parties

Oakhurst Capital Management, LLC (the “Adviser”) is the investment adviser for the Funds. The Adviser is jointly owned by Lido Advisors, LLC and F/m Acceleration, LLC.

INVESTMENT ADVISORY AGREEMENTS

Under the terms of the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser, Oakhurst Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets; Oakhurst Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets and Oakhurst Short Duration High Yield Credit Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until December 29, 2022 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of Oakhurst Short Duration High Yield Credit Fund. During the year ended August 31, 2022, the Adviser reduced its advisory fees by $272,412, $139,749, and $133,686 for Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

upon expense limitations. As of August 31, 2022, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $450,295, $193,573, and $220,863 for Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the date stated below:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

August 31, 2024	$177,883	$53,824	$87,177
August 31, 2025	272,412	139,749	133,686
Total	$450,295	$193,573	$220,863

F/m Investments, LLC, d/b/a Oakhurst Capital Advisors is the sub-adviser to the Trust’s Funds. The Sub-Adviser is paid a fee equal to the annual rate of 0.025% of each Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds) at the annual rate of the average value of each Fund’s daily net assets. The Sub-Adviser’s fee is reduced on a pro-rata basis to the extent that the Adviser reduces its advisory fees or reimburses expenses of the Funds.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for the distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

Certain officers of the Trust are also officers of Ultimus.

Pursuant to a Compliance Consulting Agreement with Key Bridge Compliance, LLC (“Key Bridge”), Key Bridge provides the Chief Compliance Officer and compliance services to the Trust.

TRUSTEES’ COMPENSATION

Effective January 14, 2022, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual fee of $46,000, payable quarterly (except that amount is $47,000 for the Chair of the Committee of

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Independent Trustees) and reimbursement of travel and other expenses incurred in attending meetings. Prior to January 14, 2022, each Independent Trustee received from the Trust an annual fee of $34,500, that was payable quarterly (except that the amount was $35,500 for the Chair of the Committee of Independent Trustees) and reimbursement of travel and other expenses incurred in attending meetings.

Trustees who are affiliated with the Adviser do not receive compensation from the Trust. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2022, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership
Oakhurst Fixed Income Fund
Maril & Company (for the benefit of its customers)	47%
National Financial Services, LLC (for the benefit of its customers)	42%

Oakhurst Short Duration Bond Fund
Maril & Company (for the benefit of its customers)	82%

Oakhurst Short Duration High Yield Credit Fund
National Financial Services, LLC (for the benefit of its customers)	80%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

6.	Bank Line of Credit

Oakhurst Fixed Income Fund has an uncommitted senior secured line of credit up to $6,000,000 with its custodian bank which expires on December 16, 2022. Oakhurst Short Duration Bond Fund has an uncommitted senior secured line of credit up to $5,500,000 with its custodian bank which expires on December 16, 2022. Oakhurst Short Duration High Yield Credit Fund has an uncommitted senior secured line of credit up to $4,500,000 with its custodian bank which expires on December 16, 2022. All portfolio securities held by each Fund are pledged as collateral for its line of credit. Borrowings under the lines of credit bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. As of August 31, 2022, the Prime Rate was 5.50%. During the year ended August 31, 2022, none of the Funds borrowed under their respective lines of credit.

7.	Risks Associated with Collateralized Mortgage Obligations

Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in collateralized mortgage obligations (“CMOs”). This means each Fund will invest at least 25% of its total assets in agency and non-agency CMOs. The Funds’ investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Funds to reinvest their assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in CMOs, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of August 31, 2022, Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund had 33.3% and 38.3%, respectively, of the value of their net assets invested in CMOs.

8.	Risks Associated with Lower Rated Debt Securities

Oakhurst Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or

BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

9.	Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of August 31, 2022, Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund had 21.1%, 24.2% and 77.4%, respectively, of the value of their net assets invested in Rule 144A securities.

10.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On September 30, 2022, Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund paid net investment income dividends of $0.0203, $0.0224, and $0.0406 per share, respectively, to shareholders of record on September 29, 2022.

F/m FUNDS TRUST
Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
F/m Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of F/m Funds Trust, comprising Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund (the “Funds”) as of August 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

F/m FUNDS TRUST
Report of Independent Registered Public
Accounting Firm (Continued)

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 28, 2022

F/m FUNDS TRUST
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2022) and held until the end of the period (August 31, 2022).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

F/m FUNDS TRUST
About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning	Ending
	Account	Account		Expenses
	Value	Value	Net	Paid
	March 1,	August 31,	Expense	During
	2022	2022	Ratio(a)	Period(b)

Oakhurst Fixed Income Fund
Based on Actual Fund Return	$1,000.00	$929.20	0.60%	$2.92
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

Oakhurst Short Duration Bond Fund
Based on Actual Fund Return	$1,000.00	$968.10	0.60%	$2.98
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

Oakhurst Short Duration High Yield Credit Fund
Based on Actual Fund Return	$1,000.00	$930.90	0.95%	$4.62
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,020.42	0.95%	$4.84

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

F/m FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.fm-funds.com.

Federal Tax Information (Unaudited)

For the fiscal year ended August 31, 2022, Oakhurst Fixed Income Fund designated $1,012,132 as long-term capital gain distributions.

F/m FUNDS TRUST
Trustees and Officers of the Trust
(Unaudited)

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five years are as follows:

Name, Address and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies Within the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee:
Alexander Morris* c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1984	Since December 2020	Trustee	President and Chief Investment Officer of F/m Acceleration and F/m Investments since March 2019. Director of Key Bridge Compliance, LLC since January 2019. Founder of Rowhouse Capital Partners LLC, the predecessor of F/m Investments in 2014. President of the Trust from December 2020 until April 2022.	4
Independent Trustees:
Debra Lee McGinty-Poteet** c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1956	Since May 2015	Trustee	Retired since 2012. Board Member and Audit Committee Chair of Series Portfolios Trust, a registered investment company (2015 to present). Currently serves on the Board for a number of non-profit organizations.	4
E. Keith Wirtz c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1960	Since October 2016	Trustee	Vice President and Chief Investment Officer of Union Savings Bank of Connecticut since July 2019. Principal of Walrus Partners, LLC, a registered investment adviser from 2013 until 2019. Currently serves on the Board or Committee for a number of non-profit organizations.	4
John R. Hildebrand c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1956	Since October 2019	Trustee	Retired since 2016. Partner in the Financial Services/Investment Management Practice of PricewaterhouseCoopers from 1994 until 2016.	4

*	Alexander Morris is considered an “interested person” of the Trust within the meaning of Section 2(a) (19) under the 1940 Act due to his affiliations with the Adviser and the Sub-Adviser.

**	Debra McGinty-Poteet is a member of the Board of Trustees and Audit Committee Chair of Series Portfolios Trust, a series trust that includes the Oakhurst Strategic Defined Risk Fund, which is managed by an affiliate of the Adviser.

F/m FUNDS TRUST
Trustees and Officers of the Trust
(Unaudited) (Continued)

Name, Address and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Matthew Swendiman c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1973	Since April 2022	President	Chairman and Chief Compliance Officer of the Adviser since March 2019. Chairman of F/m Acceleration, LLC (investment adviser) since March 2019. Director of Key Bridge Compliance, LLC and its predecessor firm since November 2018. President and CEO of JCM Financial Services Consulting, LLC from November 2018 to present. Of Counsel for Graydon law firm from September 2012 until November 2018. Chief Compliance Officer of the Trust from April 2021 until April 2022.
Dennis Mason c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of Birth: 1976	Since April 2022	Chief Compliance Officer	Senior Compliance Officer, Key Bridge Compliance, LLC since April 2021. Fund Compliance Officer, Apex Fund Services, July 2013 until April 2021.
Jesse D. Hallee 225 Pictoria Drive Suite 450 Cincinnati, OH 45240 Year of Birth: 1976	Since October 2022	Interim Secretary	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC since 2019; Vice President and Senior Counsel, State Street Bank and Trust Company, 2013 until 2019.
Angela A. Simmons 225 Pictoria Drive Suite 450 Cincinnati, OH 45240 Year of Birth: 1975	Since March 2022	Treasurer	Vice President – Financial Administration of Ultimus Fund Solutions, LLC. She has worked at Ultimus since 2007 in a number of roles, including Assistant Vice President – Financial Administration and Assistant Mutual Fund Controller-Fund Accounting Manager.

Additional Information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll-free 1-800-292-6775.

F/m FUNDS TRUST
Liquidity Risk Management Disclosure (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The program is reasonably designed to assess, manage, and periodically review each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board of Trustees approved the appointment of a Liquidity Risk Management Program Administrator (the “Liquidity Administrator”), which includes representatives from the Funds’ investment adviser. The Liquidity Administrator is responsible for the administration of the program and its policies and procedures and for reporting to the Board on an annual basis regarding the program’s operation, adequacy and effectiveness, as well as any material changes to the program. The Liquidity Administrator assessed each Fund’s liquidity risk profile and the adequacy and effectiveness of the liquidity risk management program’s operations during the period from October 1, 2020 through September 30, 2021 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on October 28, 2021. During the Review Period, none of the Funds experienced unusual stress or disruption to its operations from any purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented during the Review Period.

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F/m FUNDS TRUST

Investment Adviser

Oakhurst Capital
Management, LLC
1875 Century Park E,
Suite 950,
Los Angeles, CA 90067

Sub-Adviser

F/m Investments, LLC
d/b/a Oakhurst Capital Advisors
3050 K Street, NW,
Suite 201
Washington, D.C. 20007

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775

Legal Counsel

Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

Alexander Morris
Debra L. McGinty-Poteet
E. Keith Wirtz
John R. Hildebrand

Executive Officers

Matthew Swendiman, President
Angela A. Simmons, Treasurer
Jesse D. Hallee, Interim Secretary
Dennis Mason, Chief Compliance Officer

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Oakhurst-AR-22

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has three audit committee financial experts serving on its audit committee. The names of the audit committee financial experts are Keith Wirtz, Debra McGinty-Poteet and John R. Hildebrand. Messrs. Wirtz and Hildebrand and Ms. McGinty-Poteet are “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $42,300 and $42,300 with respect to the registrant’s fiscal years ended August 31, 2022 and 2021, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $11,100 and $11,100 with respect to the registrant’s fiscal years ended August 31, 2022 and 2021, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended August 31, 2022 and 2021, aggregate non-audit fees of $11,100 and $11,100, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(i)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	F/m Funds Trust

By (Signature and Title)*		/s/ Matthew Swendiman

Matthew Swendiman, President and Principal Executive Officer

Date	November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Matthew Swendiman

Matthew Sendiman, President and Principal Executive Officer

Date	November 3, 2022

By (Signature and Title)*		/s/ Angela A. Simmons

Angela A. Simmons, Treasurer and Principal Accounting Officer

Date	November 3, 2022

* Print the name and title of each signing officer under his or her signature.